                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:___
 This Amendment (Check only one):  [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Delaware Management Business Trust
Address: 2005 Market Street
         Philadelphia, PA 19103

Form 13F File Number:  28-05267

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Lindenberg
Title: Senior Compliance Officer
Phone: 215 255 2152

Signature, Place, and Date of Signing

/s/ Cindy Lindenberg       Philadelphia, PA        May 16, 2011
--------------------       ----------------        ------------
     [Signature]             [City, State]             [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NO.             13F FILE #                               NAME
01              028-13120                   Macquarie Group Limited